Acquisition - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (OWP Ventures, Inc.) (Parenthetical)	May 30, 2018 USD ($)
OWP Ventures, Inc. [Member] | One World Pharma S.A.S. [Member] | Licenses [Member]
Prepaid expenses	$ 29,356